DEBT - Loan Amendments (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 29, 2016 USD ($) vessel	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Minimum value covenant	100.00%
Minimum value increase, option one	125.00%
Minimum value increase, option two	135.00%
Average basis spread on variable rate	2.30%
Repayment deferral period	4.25%
Free projected cash anticipated, loan amendment			$ 25,000,000
Percentage of debt guaranteed for joint venture			50.00%
Proceeds from issuance or sale of equity	$ 200,000,000
Net proceeds from share issuance	205,400,000	$ 205,400,000	$ 205,354,000	$ 0
Proceeds from the issuance of private placement, gross	208,000,000	208,000,000
Payment of stock issuance costs	2,600,000	$ 2,600,000
Deferral of loan repayments	113,900,000
Term Loan Facility of $420 Million
Debt Instrument [Line Items]
Debt face amount	420,000,000.0
Term Loan Facility of $425 Million
Debt Instrument [Line Items]
Debt face amount	$ 425,000,000.0		425,000,000
Number of vessels remaining to be financed | vessel	9
Proceeds from issuance of debt	$ 25,000,000
Term Loan Facility of $33.93 Million
Debt Instrument [Line Items]
Debt face amount	33,930,000.00
Term Loan Facility of $82.5 Million
Debt Instrument [Line Items]
Debt face amount	82,500,000.0
Term Loan Facility of $284 Million
Debt Instrument [Line Items]
Debt face amount	$ 284,000,000.0
Senior Secured Term Loan Facility Of $22 Million | Golden Opus Inc.
Debt Instrument [Line Items]
Debt face amount			$ 22,000,000
Percentage of debt guaranteed for joint venture			50.00%